Net Income Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following tables illustrate the reconciliation of the numerators and denominators of the basic and diluted earnings per common share (EPS) calculations.  Dilutive securities in the tables below exclude common stock options and warrants with exercise prices that exceed the average market price of the Company’s common stock during the periods presented.  Inclusion of these common stock options and warrants would be anti-dilutive to the diluted earnings per common share calculation.

(Dollars in thousands, except per share data)	Three Months Ended March 31, 2017
	Net Income	Weighted-average shares	Per share amount
Basic earnings per common share: Net income	$1,949	8,026,037	$0.24
Effect of dilutive securities:
Stock options and warrants		278,552
Diluted EPS:
Net income plus assumed conversion	$1,949	8,304,589	$0.23

(Dollars in thousands, except per share data)	Three Months Ended March 31, 2016
	Net Income	Weighted-average shares	Per share amount
Basic earnings per common share:
Net income	$2,222	7,939,366	$0.28
Effect of dilutive securities:
Stock options and warrants		197,342
Diluted EPS:
Net income plus assumed conversion	$2,222	8,136,708	$0.27

The following tables illustrate the reconciliation of the numerators and denominators of the basic and diluted earnings per common share (EPS) calculations. Dilutive securities in the tables below exclude common stock options and warrants with exercise prices that exceed the average market price of the Company’s common stock during the periods presented. Inclusion of these common stock options and warrants would be anti-dilutive to the diluted earnings per common share calculation.

(Dollars in thousands except per share data)	Year Ended December 31, 2016
	Net Income	Weighted average shares	Per share Amount
Basic earnings per common share:
Net income	$9,285	7,962,121	$1.17

Effect of dilutive securities:
Stock options and warrants		215,318

Diluted EPS:
Net income plus assumed conversion	$9,285	8,177,439	$1.14

	Year Ended December 31, 2015
	Net Income	Weighted average shares	Per share Amount
Basic earnings per common share:
Net income	$8,664	7,901,278	$1.10

Effect of dilutive securities:
Stock options and warrants		174,474

Diluted EPS:
Net income plus assumed conversion	$8,664	8,075,752	$1.07